Accrued Expenses and Other Liabilities - Schedule of Accrued Expenses and Other Liabilities (Details) - USD ($)		Jun. 30, 2025	Jun. 30, 2024
Schedule of Accrued Expenses and Other Liabilities [Abstract]
Payables to third parties		$ 2,896,341	$ 3,793,161
VAT payable	[1]	1,471,133	1,333,470
Interest payable			95,326
Payroll payable		241,739	41,282
Others		30,000
Accrued expenses and other liabilities		$ 4,639,213	$ 5,263,239

[1]	The balance of VAT payable is due to the service revenues generated in the PRC, which is subject to a 6% VAT rate.